Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 944	$ 1,039	$ 500
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years